Derivatives (Tables)	6 Months Ended
Jun. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]:
Schedule of Notional Amounts of Outstanding Derivative Positions [Table Text Block]

Effective date	Termination date	Notional amount on effective date	Fixed rate (Costamare pays)	Floating rate (Costamare receives)	Fair value Dec. 31, 2013	Fair value Jun. 30, 2014
30/6/2008	30/6/2015	425,000	4.03%p.a.	USD LIBOR 3M BBA	(8,916)	(5,254)
30/6/2008	30/6/2015	75,000	4.03%p.a.	USD LIBOR 3M BBA	(1,573)	(927)
30/9/2008	30/6/2015	100,000	4.09%p.a.	USD LIBOR 3M BBA	(2,132)	(1,256)
30/9/2008	30/6/2015	250,000	4.02%p.a.	USD LIBOR 3M BBA	(5,231)	(3,080)
16/5/2008	16/5/2014	75,000	3.88%p.a.	USD LIBOR 6M BBA	(880)	-
16/5/2008	16/5/2014	75,000	3.88%p.a.	USD LIBOR 6M BBA	(880)	-
17/6/2008	17/6/2013	73,000	3.57%p.a.	USD LIBOR 6M BBA	-	-
17/6/2008	17/6/2013	73,000	3.57%p.a.	USD LIBOR 6M BBA	-	-
21/2/2007	21/2/2017	85,000	Zero cost Interest rate Collar (i)		(7,771)	(6,625)
4/8/2008	5/8/2013	74,000	3.60%p.a.	USD LIBOR 6M BBA	-	-
30/6/2011	29/6/2018	50,000	3.45%p.a.	USD LIBOR 3M BBA	(12,933)	(12,438)
30/9/2011	29/6/2018	20,000	4.05%p.a.	USD LIBOR 3M BBA	(21,125)	(22,146)
28/9/2012	29/6/2018	40,000	3.60%p.a.	USD LIBOR 3M BBA	(3,737)	(3,564)
22/8/2011	22/8/2018	65,000	2.79%p.a.	USD LIBOR 6M BBA	(3,015)	(2,884)
31/1/2013	29/01/2021	133,700	3.51%p.a.	USD LIBOR 6M BBA	(9,981)	(11,120)
15/1/2014 (ii)	15/1/2021	67,781	2.94%p.a.	USD LIBOR 3M BBA	(2,603)	-
15/2/2014 (iii)	15/2/2021	67,781	2.99%p.a.	USD LIBOR 3M BBA	(2,595)	-
15/3/2014 (iv)	15/3/2021	67,781	3.03%p.a.	USD LIBOR 3M BBA	(2,555)	-
5/4/2013	6/4/2020	30,000	2.39%p.a.	USD LIBOR 3M BBA	(754)	(985)
17/6/2013	15/6/2020	30,000	2.49%p.a.	USD LIBOR 3M BBA	(728)	(976)
15/8/2013	17/8/2020	30,000	2.58%p.a.	USD LIBOR 3M BBA	(878)	(1,145)
15/8/2013	17/8/2020	30,000	2.41%p.a.	USD LIBOR 3M BBA	(606)	(927)
5/4/2013	6/4/2020	30,000	2.24%p.a.	USD LIBOR 3M BBA	(522)	(800)
17/6/2013	15/6/2020	30,000	2.32%p.a.	USD LIBOR 3M BBA	(467)	(769)
15/8/2013	17/8/2020	16,400	2.46%p.a.	USD LIBOR 3M BBA	(374)	(540)
17/6/2013	15/6/2020	16,400	2.38%p.a.	USD LIBOR 3M BBA	(304)	(459)
5/4/2013	6/4/2020	16,400	2.29%p.a.	USD LIBOR 3M BBA	(325)	(469)
28/6/2013	23/6/2020	76,400	1.53%p.a.	USD LIBOR 3M BBA	1,587	659
28/8/2013	28/8/2020	76,400	1.60%p.a.	USD LIBOR 3M BBA	1,492	512

				Total fair value	(87,806)	(75,193)

(i)
Notional amount $85,000 amortizing zero-cost collar (2.23%-6.00%) with knock-in floor sold at 2.23% and struck at 6.00%, as a 10-year forward hedge, covering the period from February 2007 to February 2017. The agreement guarantees that the interest rate payable on the Company's loans throughout the 10-year period will always remain between 2.23% and 6.00% excluding margin.

(ii)	This swap was terminated on January 14, 2014.
(iii)	This swap was terminated on March 14, 2014.
(iv)	This swap was terminated on April 28, 2014.

Schedule of Derivatives in ASC 815 Cash Flow Hedging Relationships [Table Text Block]

	The Effect of Derivative Instruments for the six-month periods ended June 30, 2013 and 2014

	Derivatives in ASC 815 Cash Flow Hedging Relationships

	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)		Location of Gain / (Loss) Recognized in Income on	Amount of Gain / (Loss) Recognized in Income on Derivative (Ineffective Portion)
	2013	2014	Derivative (Ineffective Portion)	2013	2014
Interest rate swaps	37,326	(8,862)	Gain on derivative instruments, net	-	(121)
Reclassification to Interest and finance costs	20,030	21,596		- -	-
Total	57,356	12,734		-	(121)

Schedule of Derivatives Not Designated as Hedging Instruments under ASC 815 [Table Text Block]

Derivatives Not Designated as Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized on Derivative	Amount of Gain / (Loss) Recognized in Income on Derivative
		2013	2014
Interest rate swaps	Gain on derivative instruments, net	5,585	2,022
Realized ineffectiveness	Gain on derivative instruments, net	-	(121)
Forward contracts	Gain on derivative instruments, net	(125)	-
Total		5,460	1,901